Inventories (Detail) - Inventories - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Materials and supplies	$ 52,230	$ 52,198
Work-in-progress	20,592	54,299
Finished goods – concentrates	14,365	17,729
Total inventories	87,187	124,226
Less: non-current portion of ore in stockpiles	(14,926)	(48,764)
Inventory recorded as a current asset	$ 72,261	$ 75,462